Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Parenthetical) (Detail) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.375%		1.375%
Nominal amount	£ 3,130	£ 1,915	€ 300
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.375%	1.375%	1.375%	1.375%
Borrowings, maturity year	2025	2025
Nominal amount | €			€ 300	€ 300
5.375% GBP notes 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%	5.375%	5.375%	5.375%
Borrowings, maturity year	2034	2034
Nominal amount	£ 350	£ 350
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%	3.75%	3.75%
Borrowings, maturity year	2030	2030
Nominal amount	£ 350	£ 350